Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 16, 2011

to the Class P Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, May 3, 2011, and June 16, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	On or about October 7, 2011, under the Principal Investment Strategies heading, delete the text and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds,

preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:

·  companies with their principal place of business or principal office outside the U.S. or

·  companies for which the principal securities trading market is outside the U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships (“MLPs”) and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation (“Principal”) determines the Fund’s strategic asset allocation among the following general investment categories: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund will also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

A portion of the Fund’s assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. “High yield” securities are commonly known as

“junk bonds” and are rated at the time of purchase Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”)

or BB+ or lower by Standard & Poor’s Rating Service (“S&P”). These securities offer a higher yield than other,

higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer’s ability to pay interest and to repay principal.

A portion of the Fund’s assets may be invested primarily in preferred securities of U.S. and non-U.S.

companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody’s or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services,

real estate investment trust (“REIT”), and utility industries.

A portion of the Fund’s assets may be invested in a diversified portfolio of bonds issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America,

Asia, and the Middle East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged.

A portion of the Fund’s assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry (“real estate companies”). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

A portion of the Fund’s assets may be invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.

A portion of the Fund’s assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.

A portion of the Fund’s assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

A portion of the Fund’s assets may be invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water; or telecommunications activities
(utilities) as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

7.69% in securities rated Aaa	14.45% in securities rated Ba	0.00% in securities rated C
0.61% in securities rated Aa	29.52% in securities rated B	0.00% in securities rated D
10.53% in securities rated A	9.44% in securities rated Caa	1.16% in securities not rated
26.60% in securities rated Baa	0.00% in securities rated Ca

Risk, Heading	rr_RiskHeading	On or about October 7, 2011, under the Principal Risks heading, add the following:
Risk, Narrative	rr_RiskNarrativeTextBlock
Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Global Div Inc Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX